Debenture Payable (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Convertible Debentures	Oct. 14, 2012 Convertible Debentures	Dec. 31, 2011 Convertible Debentures	Oct. 14, 2011 Convertible Debentures	Oct. 14, 2010 Convertible Debentures	Oct. 14, 2009 Convertible Debentures	Oct. 14, 2008 Convertible Debentures
Debentures, Face Amount		$ 480,624		$ 480,624	$ 120,000	$ 469,785	$ 120,000	$ 120,000	$ 120,624
Initial Present Value discount		121,253								121,253
Less Accumulated Amortization		121,253
Net Value as at December 31, 2012		480,624
Current Portion		480,624
Non Current Portion	$ 8,290,416